Related-Party Transactions (Details) - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Edison International Stock Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fees earned	$ 63
Money market fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fees earned	$ 182